SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting practices adopted by the Company are consistent for all the years presented. There were no changes to the accounting policies or calculation methods used for the annual financial statements December 31, 2025 compared to those used for the financial statements for the years ended December 31, 2024 and 2023.

3.1 Recently issued IFRS

The following new and amended standards that came into effect in 2025, as well as the new regulations effective from 2026, were not applicable to Company or did not have any material impact in the present consolidated financial statements:

Standard	Highlights
IAS21 - The Effects of Changes in Foreign Exchange Rates	The implemented modifications foresee the application of a consistent approach when assessing whether one currency can be converted into another, along with new guidance regarding measurement and disclosure in contexts where the currency is not considered convertible.
IFRS 9 and IFRS 7 – Classify and Measurement of Financial Instruments	The changes clarify the criteria for the classification and measurement of financial assets and liabilities, with an emphasis on the assessment of the contractual cash flows characteristics and the entity's business model. In addition, they enhance disclosure requirements, aiming to increase transparency regarding significant judgments, financial risks, and the impacts arising from the classification and measurement of financial instruments.

The following is the main change in accounting standard that, based on Management's assessment, will have an impact on the Company's disclosures in subsequent periods.

Beyond the above, the Company does not anticipate that any other standards or amendments to IFRS® standards or IFRIC® interpretations that have not yet come into force could have a material impact on the Group's financial statements. The Company has not opted for the early adoption of any standards.

3.1.1 IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosures in Financial Statements, which replaces IAS 1 and introduces new requirements aimed at improving the comparability of financial performance reporting and enhancing the transparency of the information provided to users. IFRS 18 is effective for annual reporting periods beginning on or after 1 January 2027, with early adoption permitted. The standard is required to be applied retrospectively.

While IFRS 18 does not affect the recognition or measurement of assets, liabilities, income or expenses, it’s expected to have a significant impact on the presentation of the primary financial statements and the related disclosures. IFRS 18 introduces new requirements to:

•	present specified categories in the statement of profit or loss, including the introduction of new operating, investing and financing categories, as well as defined subtotals;
•	require disclosures of management-defined performance measures (MPMs) in the notes to the financial statements; and
•	strengthen the principles of aggregation and disaggregation across primary financial statements and the notes.

The company anticipates that the adoption of the standard will primarily affect the presentation of the statement of profit or loss and the statement of cash flows, the disclosure of management performance measures, and the structure of the related notes.

The company does not intend to early adopt IFRS 18 and is currently assessing its impact on the consolidated financial statements. The company expects that the main change in presentation will be the reclassification of foreign exchange gains and losses, as well as gains and losses on certain hedging instruments from finance income and expense per IAS 1 to operating profit under IFRS 18, when the underlying exposure being remeasured or hedged, relates to operating activities.

3.2 Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates used in these consolidated financial statements are prepared for the same reporting period as Ambev, using an equivalent accounting policy.

All intercompany transactions, balances and unrealized gains or losses on transactions between consolidated companies were integrally eliminated.

3.2.1 Subsidiaries

Control is presumed to exist where the Company owns, directly or indirectly, more than half of the voting rights, which does not always equate to economic ownership, unless it can be demonstrated that such ownership does not confer control. Qualitative factors, such as potential voting rights, exposure to variable returns due to involvement with the entity, or the ability to influence those returns through power over the entity, are also considered in the assessment of control.

Subsidiaries are consolidated from the date on which control is obtained by the Company, except when the predecessor basis of accounting is applied to transactions of business combinations under common control. Consolidation is discontinued from the date on which the Company’s control over a given entity ceases.

3.2.2 Associates

Associates are companies which the Company has significant influence over the financial and operational policies but does not control.

3.2.3 Joint arrangements

Joint arrangements are the ones over which the Company shares control with one or more parties. Joint arrangements are classified either as joint operations or joint ventures depending on the contractual rights and obligations of each investor.

3.2.4 Business combination

Ambev uses the acquisition method to account its business combinations. The consideration transferred for the acquisition of a subsidiary represents the fair value of the assets transferred, the liabilities incurred, and the equity interest issued by Ambev. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income as they are incurred. Assets, liabilities and contingent liabilities acquired/assumed in a business combination are recognized initially at their fair value as at the acquisition date. Ambev recognizes the non-controlling interest in the acquiree, either at its fair value or at the non-controlling interest’s proportional share of the net assets acquired. The measurement of the non-controlling interest to be recognized is determined for each acquisition.

The excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired, at the date of acquisition, is recorded as goodwill. When the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized directly in income.

3.2.5 Business combination between entities under common control

Business combinations between entities under common control have not been addressed under IFRS how they should be disclosed remains unclear. IFRS 3 - Business Combinations is the standard applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control, thus, in evaluating transactions of this nature, Management’s judgment is required to adequately reflect the essence and economic reality of each transaction.

3.2.5.1 Predecessor basis of accounting

In accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, Management has adopted, in 2013, the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value as at the transfer date. If the book value of the assets and liabilities transferred by the parent is different from the historical cost recorded by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, as a counter-entry to shareholders' equity against the carrying value adjustments.

3.2.5.2 Assets Swap

For transactions between entities under common control that involve the disposal or transfer of assets from the subsidiary to its parent company (i.e. above the level of the consolidated financial statements), the Company assesses the existence of: (i) any conflicts of interest; and (ii) the economic substance and purpose of the transaction. Having fulfilled these assumptions, the Company adopted as a policy the concepts of IAS 16 – Property, Plant and Equipment in order to provide adequate visibility and a fair impact on the amount of distributable results to its shareholders, specially the non-controlling interest. This policy also includes assets acquired through the swapping of non-cash assets, or swaps with a combination of cash and non-cash assets. The assets swapped may be of the same or a different nature. The cost of such assets is measured at fair value, unless: (i) the swap transaction is not commercial in nature; or (ii) the fair value of the asset received (and the asset assigned) cannot be reliably measured. The acquired asset is measured in this way even if the assignor entity cannot immediately remove the asset from its books. If the acquired asset is not measurable at fair value, its cost is determined based on the book value of the assigned asset.

Whenever assets distributed are not recorded as cash, the asset, before distribution, is recorded at its fair value in the income account. This procedure is applicable to distributions where the assets are of the same nature and therefore can be treated equally. However, similarly to IFRIC 17 - Distributions of Non-cash Assets to Owners, in the absence of a specific accounting practice for transactions under common control, the Company applies these procedures as part of its accounting practices. We also apply the same procedures to sales (products, supplies etc.) to its controlling entity, where the positive result of the sale is recognized in income.

3.3 Financial reporting in hyperinflationary economies

Under IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index. On a monthly basis, the Company estimates the applicable general price index, since the official release of the index takes place after the end of the accounting period. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether using the historical costs approach or the current costs approach, shall be stated in terms of the unit of measurement in force at the end of the reporting period, and translated into Reais at the closing rate for the period.

To determine if the economy of any of its operations is hyperinflationary, the Company assesses quantitative and qualitative aspects of the country's economic environment, such as the inflation rate recorded over the last three years. On July 1, 2018, the Argentine economy was considered by the Company to be hyperinflationary, under the terms of IAS 29, considering the increase in the official price indices accumulated in the period (National Consumer Price Index - "IPC"), measured by INDEC (National Institute of Statistics and Census). Since the company does not operate directly in a hyperinflationary economy, but one of its subsidiaries does, the restatement of comparative balances from previous years is not carried out, in accordance with IAS 21 - The Effects of Changes in Foreign Exchange Rates, however, the precepts of the standard are applied to the balances and transactions of the affected subsidiary.

3.4 Present value adjustment.

The elements of assets and liabilities, when relevant, are adjusted to their present value, considering the following assumptions for the calculation: i) the amount to be discounted; ii) the settlement dates; and iii) the discount rate, in accordance with IFRS 13 - Fair Value Measurement.

3.5 Tax incentives and subsidized loans

The Company and its subsidiaries receive state tax benefits in Brazil, provided by government grants. Such grants may be as tax rate reduction, calculation basis reduction, financing or subsidized loans, assumed credits, effective collection, payment deferral or partial reductions of state tax payable. The effective collection incentives are recorded in the operating net revenue, by its nature, and the others are recognized in other operating income, all on an accrual basis.

The incentives granted by financing or by deferring payment of taxes are intended to promote long-term increases in employment and industrial decentralization, as well as to complement and diversify the industrial states that grant them. In the case of these programs, the tax terms are set out in the respective state normative acts; when conditions for obtaining these grants exist, they are under the Company's control. Such benefits comply with the systematic set by Brazilian Complementary Federal Law No.160/2017 and by Convênio CONFAZ 190/2017.

As the interest rates and/or terms of the loans are advantageous compared to market conditions, these financing or deferring payment benefits are considered as subsidized loans as intended by IAS 20 - Accounting for Government Grants and Disclosure of Government Assistance. The respective subsidies consist of the gains identified by comparing the value of these operations under the market conditions to the value agreed in the contracts. Thereby, upon receipt of funding, the subsidy calculated is recorded in Other operating income, following the treatment for the other ICMS subsidies of similar nature. Management reviews the market conditions prevailing in the year to assess such subsidies on an annual basis.

When there is an intervening financial institution in the transaction, the financing is recorded at “Interest-bearing loans and borrowings”, otherwise, its recorded at “Taxes and contributions payable”, due to the underlying economic essence and nature of the transaction.

3.6 Assets held for sale

In accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations, non-current assets are classified as held for sale when their carrying amount is expected to be recovered principally through a sale transaction rather than through continued use, and when the sale is considered highly probable.

Such assets are measured at the lower of their carrying amount and fair value less costs to sell.

Assets held for sale are non-current assets (or disposal groups) that are not classified in any other category. They are presented as non-current assets, unless Management intends to dispose of the investment within twelve months after the reporting date.

This category includes investments in debt securities and equity instruments in which the Company does not have significant influence or control.